Submission	Dec. 21, 2024
Submission [Line Items]
Central Index Key	0001297996
Registrant Name	Digital Realty Trust, Inc.
Registration File Number	333-270596
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES